Leases (Details) - Schedule of future lease payments $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Operating Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2022	$ 3,833
2023	4,300
2024	4,257
2025	4,383
2026	4,514
Thereafter	11,744
Total	33,031
Less: Imputed Interest	(14,033)
Present value of net lease payments	18,998
Lease liability, current portion	2,113
Lease liability, net of current portion	16,885
Total lease liability	18,998
Finance Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2022	1,940
2023	2,166
2024	1,757
2025	1,792
2026	1,828
Thereafter	1,863
Total	11,346
Less: Imputed Interest	(1,669)
Present value of net lease payments	9,677
Lease liability, current portion	2,287
Lease liability, net of current portion	7,390
Total lease liability	$ 9,677